Loans, Impaired Loans, and Allowance for Credit Losses - Schedule of Change from Base to Probability-Weighted ECLs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Difference - in amount	$ 343	$ 167
Difference - in percentage	4.00%	3.90%
Probability weighted method [member]
Disclosure of detailed information about financial instruments [line items]
Probability-weighted ECLs	$ 8,500	$ 4,271
Base scenario [member]
Disclosure of detailed information about financial instruments [line items]
Base ECLs	$ 8,157	$ 4,104